Commitments and Contingencies - Summary of Payment Guarantee Provided to Clients (Detail) - Payment guarantees Company provides to clients [member] ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	₩ 8,427,049
Executed amount	6,731,478
Subsidiaries [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	16,406
Executed amount	16,406
Subsidiaries [member] | Credit Agricole and others [member] | Ventanas Philippines [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	14,601
Executed amount	14,601
Subsidiaries [member] | Woori Bank and others [member] | PT POSCO E&C INDONESIA [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	1,805
Executed amount	1,805
Associates and joint ventures [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	28,767
Executed amount	28,767
Associates and joint ventures [member] | Hana Bank [member] | PT.Tanggamus Electric Power [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	2,615
Executed amount	2,615
Associates and joint ventures [member] | Hana Bank [member] | PT. Wampu Electric Power [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	2,837
Executed amount	2,837
Associates and joint ventures [member] | Construction Guarantee Cooperative [member] | Pocheon-Hwado Highway Corp. [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	23,315
Executed amount	23,315
Others [member] | Construction Guarantee Cooperative [member] | DAEWOO ENGINEERING & CONSTRUCTION Co., Ltd [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	8,381,876
Executed amount	₩ 6,686,305